                                 IBJ FUNDS TRUST

                          IBJ RESERVE MONEY MARKET FUND
                           IBJ CORE FIXED INCOME FUND
                              IBJ CORE EQUITY FUND
                          IBJ BLENDED TOTAL RETURN FUND
--------------------------------------------------------------------------------
Dear Shareholder:

     This annual report of the IBJ Funds Trust covers the fiscal year ended November 30, 1998. I am pleased to report that all of the Funds performed competitively relative to their respective benchmarks. The six-month period since the Funds' semi-annual report, dated May 31, 1998, included a significant increase in U.S. financial market volatility that resulted from global economic and financial uncertainties. The environment for investing was an exceptional challenge for portfolio managers.

ECONOMIC COMMENTARY
     Throughout 1998, the domestic economy was surprisingly resilient, aided by Fed policy. Real GDP growth persisted, on average, at a 3%+ annual rate. However, in recent months concern has risen that 1998's pace will be unsustainable, especially in light of the deteriorating trade balance and weakness among many overseas economies, especially in Asia and Latin America. The Federal Reserve Board, in anticipation of a slowdown in activity has eased monetary policy. Despite a low domestic unemployment rate, inflation continues at a modest rate, with oil and other commodity prices weak. Overall, we expect the U.S. economy to continue its record of moderate real growth in 1999, providing the financial markets reason for some optimism.

RESERVE MONEY MARKET FUND
     This Fund's portfolio holds very high-quality money market instruments of corporate, government and agency issuers. This Fund's total rate of return was 5.27% over the past twelve months, and its seven-day effective yield was 4.95% at fiscal year end. In general, performance reflects the level and path of 3-month Treasury Bill yields, as influenced by Fed policy and money market conditions. At this juncture, investors should expect little change in short-term interest rates over the year ahead, although additional monetary ease is possible in early 1999. Another major unknown is the extent to which overseas uncertainties or any stock market weakness might favor investment in short-maturity, dollar-denominated securities.

CORE FIXED INCOME
     Fixed income securities in this Fund's portfolio include securities of corporate, government, and agency issuers. The Fund seeks a high rate of total return from current income and capital appreciation. For fiscal year 1998, the Fund's total return was 9.27% which compared with 7.90% for the Morningstar Intermediate-Term Bond benchmark for similarly-managed mutual funds. Positives for bond prices in recent quarters include moderate domestic economic growth, monetary policy ease, sluggish overseas economic growth (accompanied by political and financial system uncertainties), currency (U.S. dollar strength), subdued inflation, and a favorable trend for the U.S. budget deficit. U.S. interest rates are at or near their multi-year lows at the present time. A continuation of their downward trend should be more difficult in the current fiscal year.

CORE EQUITY FUND
     This Fund is invested in a diversified portfolio of the common stocks of medium and large capitalization companies. The Fund's total return for the last fiscal year was 17.87%, which is ahead of 17.15% for the Morningstar Large Blend category of similarly-managed mutual funds. Leading to that relative result were important exposures to technology, health care, and financial services stocks that performed very well, especially toward the end of the period. The high absolute return recorded by the Fund and the U.S. stock market in general was due primarily to the continuation of favorable economic fundamentals together with persistent (albeit modest) corporate profit growth. In addition, the willingness to take incremental risk by an increasing number of investors added to the demand for U.S. stocks. The Fund was appropriately positioned for the relative strength of large capitalization stocks compared with small capitalization stocks. The ability of the stock market to record lucrative gains in the current fiscal year seems to depend most on the absence of any surprises that might disrupt the confidence now held by investors. The valuation of stocks is at record highs and analyst expectations for individual companies' future earnings remain lofty. Investors should expect ongoing high volatility of share prices.

BLENDED TOTAL RETURN FUND
     This Fund is invested in a mix of stocks, fixed income securities, and money market securities, in varying proportions, intended to provide a high rate of total return from capital appreciation and current income. The Fund's total return for the fiscal year was 15.98% compared with 10.14% for the Morningstar Domestic Hybrid category of similarly-managed mutual funds. Benefiting relative results significantly during the period was an asset allocation strategy that kept the portfolio's exposure to stocks at a below-average level in the volatile months from July through October. In addition, good securities selections (both stocks and bonds) boosted the return.

                                                Sincerely,

                                            /s/ Charles Porten

                                                Charles Porten
                                                Chief Investment Officer

An investment in shares of the Trust is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Reserve Money Market Fund will be able to maintain a stable net asset value of $1.00 per share. Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, IBJ Schroder Bank & Trust Company ("IBJS"), and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency, and may involve investment risk, including the possible loss of principal.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The views contained herein are subject to change at any time based on market and other conditions.

IBJ FUNDS TRUST (SERVICE CLASS)+
--------------------------------------------------------------------------------
CORE FIXED INCOME FUND

A $10,000 investment in the IBJ Core Fixed Income Fund, made on the inception date would have increased to $13,713 (as of November 30, 1998). The graph below shows how this compares to our benchmark over the same period. Total return for the Fund was 9.27% for the year ended November 30, 1998.

The Fund's performance is compared to the Lehman Government/Corporate Bond Index, which reflects the performance of U.S. Treasury and Government issues with maturities of 1 to 30 years, and investment grade corporate bonds with maturities of 1 to 30 years. The Fund's performance is also compared to the Lehman Intermediate Government/Corporate Bond Index, which reflects the performance of U.S. Treasury and Government issues with maturities of 1 to 10 years, and investment grade corporate bonds with maturities of 1 to 10 years. The indices are unmanaged, and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund administration fees. The performance of the IBJ Core Fixed Income Fund reflects the fees for these services. Past performance is not predictive of future results. At any time the investment return and NAV will fluctuate, so that an investor's shares may be worth more or less than the original cost.

                 IBJ Core                Lehman             Lehman Intermediate
             Fixed Income Fund    Government/Corporate      Government/Corporate
Values/Yrs     Service Class              Bond                   Bond Index**
----------   -----------------    --------------------      --------------------
2/1/95           $10,000                $10,000                   $10,000
  3/95            10,320                 10,301                    10,265
  6/95            10,780                 10,969                    10,778
  9/95            10,931                 11,179                    10,956
 12/95            11,359                 11,700                    11,342
  3/96            11,133                 11,426                    11,247
  6/96            11,130                 11,480                    11,318
  9/96            11,286                 11,682                    11,519
 12/96            11,612                 12,039                    11,801
  3/97            11,513                 11,935                    11,787
  6/97            11,903                 12,370                    12,135
  9/97            12,313                 12,803                    12,463
 12/97            12,646                 13,214                    12,729
  3/98            12,825                 13,414                    12,928
  6/98            13,122                 13,765                    13,171
  9/98            13,741                 14,447                    13,763
 11/98            13,713                 14,430                    13,748

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                            AS OF NOVEMBER 30, 1998*
--------------------------------------------------------------------------------
                                                               SINCE INCEPTION
                                 1 YEAR           3 YEAR           (2/1/95)
            PREMIUM CLASS         9.27%            6.89%            8.60%
            SERVICE CLASS         9.27%            6.89%            8.60%
--------------------------------------------------------------------------------

 + Graphs for the Premium Class have been omitted as the only share activity has been reinvestment of dividends from initial capitalization.
 * Without certain fee waivers, returns would have been lower.
** The comparative index for the Core Fixed Income Fund has been changed to the Lehman Intermediate Government/Corporate Bond Index. The duration of the Lehman Intermediate Government/Corporate Bond Index is more representative of the Core Fixed Income Fund.

IBJ FUNDS TRUST (SERVICE CLASS)+
--------------------------------------------------------------------------------
IBJ CORE EQUITY FUND

A $10,000 investment in the IBJ Core Equity Fund, made on the inception date, would have increased to $23,751 ( as of November 30, 1998). The graph below shows how this compares to our benchmark over the same period. Total return for the Fund was 17.87% for the year ended November 30, 1998.

The Fund's performance is compared to the Standard & Poor's 500 Stock Index, which reflects the performance of the U.S. Stock Market as a whole. The index is unmanaged, and does not reflect the deduction fees associated with a mutual fund, such as investment management and fund administration fees. The performance of the IBJ Core Equity Fund reflects the fees for these services. Past performance is not predictive of future results. At any time the investment return and NAV will fluctuate, so that an investor's shares may be worth more or less than the original cost.

                      IBJ Core Equity Fund              Standard & Poor's
Values/Yrs            Service Class Shares               500 Stock Index
----------            --------------------              -----------------
2/1/95                    $10,000                           $10,000
  3/95                     10,730                            10,695
  6/95                     11,390                            11,715
  9/95                     12,400                            12,645
 12/95                     13,135                            13,406
  3/96                     14,276                            14,125
  6/96                     14,495                            14,758
  9/96                     14,899                            15,214
 12/96                     15,845                            16,481
  3/97                     16,173                            16,924
  6/97                     18,264                            19,876
  9/97                     19,778                            21,365
 12/97                     20,585                            21,979
  3/98                     22,947                            25,042
  6/98                     22,531                            25,874
  9/98                     20,039                            23,306
 11/98                     23,751                            26,725

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                            AS OF NOVEMBER 30, 1998*
--------------------------------------------------------------------------------
                                                                SINCE INCEPTION
                                 1 YEAR           3 YEAR           (2/1/95)
           PREMIUM CLASS         17.87%           22.34%            25.36%
           SERVICE CLASS         17.87%           22.34%            25.36%
--------------------------------------------------------------------------------

+ Graphs for the Premium Class have been omitted as the only share activity has been reinvestment of dividends from initial capitalization.

* Without certain fee waivers, returns would have been lower.

IBJ FUNDS TRUST (SERVICE CLASS)+
--------------------------------------------------------------------------------
IBJ BLENDED TOTAL RETURN FUND

A $10,000 investment in the IBJ Blended Total Return Fund, made on the inception date would have increased to $18,335 (as of November 30, 1998). The graph below shows how this compares to our benchmark over the same period. Total return for the Fund was 15.98% for the year ended November 30, 1998. The Fund's performance is compared to the Lehman Government/Corporate Bond Index, which reflects the performance of U.S. Treasury and Government issues with maturities of 1 to 30 years, and investment grade corporate bonds with maturities of 1 to 30 years, the Lehman Intermediate Government/Corporate Bond Index, which reflects the performance of U.S. Treasury and Government issues with maturities of 1 to 10 years, and investment grade corporate bonds with maturities of 1 to 10 years, and the Standard & Poor's 500 Stock Index, which reflects the performance of the U.S. stock market as a whole. The indices are unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund administration fees. The performance of the IBJ Blended Total Return Fund reflects the fees for these services. Past performance is not predictive of future results. At any time the investment return and NAV will fluctuate, so that an investor's shares may be worth more or less than the original cost.

                                                      Lehman
              IBJ Blended                          Intermediate       Lehman
              Total Return                          Government/     Government/
              Fund Service    Standard & Poor's      Corporate      Corporate
Values/Yrs    Class Shares     500 Stock Index      Bond Index**    Bond Index
----------    ------------    -----------------    -------------    -----------
2/1/95          $10,000           $10,000             $10,000         $10,000
  3/95           10,540            10,695              10,301          10,265
  6/95           11,099            11,715              10,969          10,778
  9/95           11,656            12,645              11,179          10,956
 12/95           12,222            13,406              11,700          11,342
  3/96           12,673            14,125              11,426          11,247
  6/96           12,807            14,758              11,480          11,318
  9/96           13,048            15,214              11,682          11,519
 12/96           13,721            16,481              12,039          11,801
  3/97           13,662            16,924              11,935          11,787
  6/97           17,798            19,876              12,370          12,135
  9/97           15,807            21,365              12,803          12,463
 12/97           16,048            21,979              13,214          12,729
  3/98           17,122            25,042              13,414          12,928
  6/98           17,190            25,874              13,765          13,171
  9/98           16,886            23,306              14,447          13,763
 11/98           18,335            26,725              14,430          13,748

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                            AS OF NOVEMBER 30, 1998*
--------------------------------------------------------------------------------
                                                               SINCE INCEPTION
                                 1 YEAR          3 YEAR            (2/1/95)
           PREMIUM CLASS         15.98%           14.91%            17.16%
           SERVICE CLASS         15.98%           14.91%            17.16%
--------------------------------------------------------------------------------

 + Graphs for the Premium Class have been omitted as the only share activity has been reinvestment of dividends from initial capitalization.
 * Without certain fee waivers, returns would have been lower.
** The comparative index for the fixed income portion of the Blended Total
   Return Fund has been changed to the Lehman Intermediate Government/Corporate Bond Index. The duration of the index is more representative of the fixed income portion of the portfolio.

IBJ FUNDS TRUST
IBJ RESERVE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1998
--------------------------------------------------------------------------------



                                                                      VALUE
PAR VALUE                                                            (NOTE 2)
---------                                                            --------
COMMERCIAL PAPER (A) - 73.00%
$  850,000      American Express
                5.450%, 01/26/99 .......................           $     843,389
   500,000      Chevron USA
                5.222%, 02/05/99 .......................                 495,279
   900,000      Coca-Cola Corp.
                5.460%, 01/02/99 .......................                 893,713
   850,000      Daimler-Benz
                5.070%, 03/22/99 .......................                 836,896
   850,000      Deere & Co.
                5.490%, 01/14/99 .......................                 844,484
   850,000      Fluor Corp.
                5.520%, 01/19/99 .......................                 843,845
   1,000,00     0 Ford Motor Credit
                5.480%, 12/04/98 .......................                 999,549
   850,000      General Electric Capital Corp.
                5.510%, 01/19/99 .......................                 843,845
   850,000      IBM Credit Corp.
                5.510%, 01/11/99 .......................                 845,102
   800,000      McGraw-Hill Co.
                5.120%, 02/22/99 .......................                 790,686
   900,000      Mobil Australia Fincl.
                5.100%, 12/11/98 .......................                 898,742
   750,000      National Rural Utilities
                5.470%, 12/11/98 .......................                 748,885
   850,000      PepsiCo Inc.
                5.100%, 01/12/99 .......................                 845,012
   950,000      Texaco, Inc.
                5.490%, 12/10/98 .......................                 948,746
   900,000      Weyerhauser Real Estate
                5.480%, 12/02/98 .......................                 899,873
 1,000,000      Xerox Credit Corp.
                5.495%,12/04/98 ........................                 999,548
                                                                   -------------
                TOTAL COMMERCIAL PAPER .................           $  13,577,594
                (Cost $13,577,594)                                 -------------

                                                          CREDIT      VALUE
PAR VALUE                                                 RATINGS+   (NOTE 2)
---------                                                 --------   --------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 25.96%
                FEDERAL FARM CREDIT BANK- 1.73%
   322,000      4.989%, 01/04/99 .......................  AAA/Aaa        320,504
                                                                   -------------
                FEDERAL HOME LOAN
                MORTGAGE CORPORATION- 4.00%
   750,000      5.018%, 01/21/99 .......................  AAA/Aaa        744,741
                                                                   -------------
                FEDERAL NATIONAL
                MORTGAGE ASSOCIATION - 20.23%
   950,000      5.373%, 12/04/98 .......................  AAA/Aaa        949,580
   250,000      4.866%, 01/21/99 .......................  AAA/Aaa        248,300
   850,000      5.019%, 02/05/99 .......................  AAA/Aaa        842,286
 1,750,000      4.842%, 04/01/99 .......................  AAA/Aaa      1,721,909
                                                                   -------------
                                                                       3,762,075
                                                                   -------------
                TOTAL U.S. GOVERNMENT AND
                AGENCY OBLIGATIONS .....................               4,827,320
                (Cost $4,827,320)                                  -------------
SHARES
INVESTMENT COMPANY - 0.61%
                TempCash Provident Money Market
   113,547      Investment Fund ........................                 113,547
                                                                   -------------
                TOTAL INVESTMENT COMPANY ...............                 113,547
                (Cost $113,547)                                    -------------

                TOTAL INVESTMENTS - 99.57% .............              18,518,461
                (Cost $18,518,461)                                 -------------
                OTHER ASSETS
                NET OF LIABILITIES - 0.43% .............                  79,821
                                                                   -------------
                NET ASSETS - 100.00% ...................           $  18,598,282
                                                                   =============

------------------
   (A) Interest rate presented represents annualized yield at time of purchase. + See page 15 for Credit Ratings Summary

                 See accompanying notes to financial statements.

IBJ FUNDS TRUST
IBJ CORE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 1998
--------------------------------------------------------------------------------


                                                        CREDIT        VALUE
PAR VALUE                                               RATINGS+     (NOTE 2)
---------                                               --------     --------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 46.92%
                U.S. TREASURY BONDS - 12.54%
$1,250,000      7.250%, 08/15/22 ......................  AAA/Aaa  $   1,569,950
 1,350,000      6.875%, 08/15/25 ......................  AAA/Aaa      1,648,728
 1,500,000      6.000%, 02/15/26 ......................  AAA/Aaa      1,649,280
                                                                  -------------
                                                                      4,867,958
                                                                  -------------
                U.S. TREASURY NOTES - 16.42%
 1,000,000      6.625%, 04/30/02 ......................  AAA/Aaa      1,060,660
   750,000      5.875%, 11/15/05 ......................  AAA/Aaa        802,192
 1,000,000      6.875%, 05/15/06 ......................  AAA/Aaa      1,128,100
 2,000,000      7.000%, 07/15/06 ......................  AAA/Aaa      2,273,960
 1,000,000      6.500%, 10/15/06 ......................  AAA/Aaa      1,107,570
                                                                   ------------
                                                                      6,372,482
                                                                   ------------
                FEDERAL FARM CREDIT BANK - 3.13%
   500,000      6.320%, 09/09/02 ......................  AAA/Aaa        522,735
   500,000      6.430%, 07/23/07 ......................  AAA/Aaa        535,510
   150,000      5.870%, 09/02/08 ......................  AAA/Aaa        155,625
                                                                   ------------
                                                                      1,213,870
                                                                   ------------
                FEDERAL HOME LOAN BANK - 1.21%
   435,000      6.750%, 04/05/04 ......................  AAA/Aaa        468,799
                                                                   ------------
                FEDERAL HOME LOAN
                MORTGAGE CORPORATION - 3.40%
   615,000      7.055%, 06/07/01 ......................  AAA/Aaa        616,095
   635,000      6.704%, 01/09/07 ......................  AAA/Aaa        690,899
    11,665      7.500%, 02/01/17 ......................  AAA/Aaa         12,106
                                                                   ------------
                                                                      1,319,100
                                                                   ------------
                FEDERAL NATIONAL
                MORTGAGE ASSOCIATION - 5.68%
   150,000      6.720%, 07/14/04 ......................  AAA/Aaa        153,631
   700,000      6.540%, 10/03/05 ......................  AAA/Aaa        754,173
   850,000      6.700%, 06/19/07 ......................  AAA/Aaa        925,446
   358,028      8.000%, 11/01/26 ......................  AAA/Aaa        370,781
                                                                   ------------
                                                                      2,204,031
                                                                   ------------
                GOVERNMENT NATIONAL
                MORTGAGE ASSOCIATION - 4.54%
     2,146      11.500%, 04/15/10 .....................  AAA/Aaa          2,415
    51,968      13.000%, 06/15/14 .....................  AAA/Aaa         60,380
    71,201      13.000%, 11/15/14 .....................  AAA/Aaa         82,726
    19,769      13.000%, 12/15/14 .....................  AAA/Aaa         22,969
   251,629      8.000%, 07/15/26 ......................  AAA/Aaa        261,850
   242,301      8.000%, 12/15/26 ......................  AAA/Aaa        252,143
    62,156      8.000%, 01/15/27 ......................  AAA/Aaa         64,681
 1,009,103      6.500%, 10/15/28 ......................  AAA/Aaa      1,019,506
                                                                   ------------
                                                                      1,766,670
                                                                   ------------
                TOTAL U.S. GOVERNMENT AND
                AGENCY OBLIGATIONS ....................              18,212,910
                (Cost $17,115,012)                                 ------------

CORPORATE OBLIGATIONS - 50.85%
                AUTOMOBILES - 4.38%
   750,000      Chase Manhattan Auto Trust
                6.500%, 10/15/01 ......................  AAA/Aaa        766,612
   335,000      Ford Capital BV
                9.875%,  05/15/02 .....................     A/A1        380,225
   131,000      General Motors Acceptance Corp.
                9.000%,  10/15/02 .....................     A/A2        145,901
   400,000      General Motors Acceptance
                Corp., Notes 7.000%, 03/01/00 ........      A/A2        407,000
                                                                   ------------
                                                                      1,699,738
                                                                   ------------
                BANKING - 2.16%
   200,000      BankAmerica Corp., MTN
                7.125%, 05/12/05 ......................   A+/Aa2        214,250
   250,000      Bankers Trust Corp., NY
                9.500%, 06/14/00 ......................  BBB+/A3        262,187
   350,000      Swiss Bank Corp., NY
                7.000%, 10/15/15 ......................   AA/Aa1        363,125
                                                                   ------------
                                                                        839,562
                                                                   ------------
                DURABLE GOODS - 0.73%
   250,000      Whirlpool Corp., Debs.
                9.000%, 03/01/03 ......................  A-/Baa1        284,062
                                                                   -------------
                FINANCIAL SERVICES - 8.17%
   350,000      Associates Corp., N.A. Sr. Notes
                7.500%, 04/15/02 ......................  AA-/Aa3        371,000
   310,000      BHP Finance - USA
                7.875%, 12/01/02 ......................     A/A3        327,050
   250,000      Case Credit Corp., MTN-A
                5.930%, 2/26/01 .......................  A-/Baa1        247,500
   385,000      Commercial Credit Co., Notes
                6.875%, 05/01/02 ......................    A+/A3        399,919
   319,000      Dean Witter Discovery & Co., Notes
                6.875%, 03/01/03 ......................    A+/A3        336,944
   100,000      Discover Credit, MTN
                8.540%, 12/11/01 ......................    A-/A2        105,750
   500,000      Household Finance Corp.
                6.450%, 03/15/01 ......................     A/A2        508,750
   150,000      Lehman Brothers Holdings, Notes
                6.330%, 08/01/00 ......................   A/Baa1        150,187
   270,000      Lehman Brothers Holdings, Notes
                8.500%, 05/01/07 ......................   A/Baa1        299,700
   400,000      St. Paul Companies Inc.
                6.740%, 07/18/05 ......................    A+/A1        424,000
                                                                   ------------
                                                                      3,170,800
                                                                   ------------
                FOOD - 2.40%
   350,000      Nabisco, Inc.
                6.850%, 06/15/05 ......................  BBB/Baa2       354,375
   150,000      Panamerican Beverage, Inc.,
                Sr. Notes 8.125%, 04/01/03 ............  BBB-/Baa3      153,750
   400,000      Tyson Foods, Inc., Notes
                6.625%, 10/17/05 ......................    A-/A3        422,500
                                                                   ------------
                                                                        930,625
                                                                   ------------
                HEALTH CARE SERVICES - 1.83%
   475,000      Columbia/HCA Healthcare Corp.
                6.500%, 03/15/99 ......................  BBB/Ba2        474,406
   250,000      Columbia/HCA Healthcare Corp.
                7.000%, 07/01/07 ......................  BBB/Ba2        236,562
                                                                   ------------
                                                                        710,968
                                                                   ------------
                INDUSTRIAL GOODS & SERVICES - 12.45%
   135,000      ADT Operations, Sr. Sub., Notes
                9.250%, 08/01/03 ......................  BBB+/Baa1      138,544
   210,000      Case Corp.
                7.250%, 08/01/05 ......................  A-/Baa1        227,325
   325,000      Champion International Corp.
                7.700%, 12/15/99 ......................  BBB/Baa1       330,687
   350,000      Crown Cork & Seal Financial
                6.750%, 12/15/03 ......................  BBB/Baa2       350,000
   230,000      Hertz Corp.
                7.000%, 05/01/02 ......................  BBB+/A3        236,325
   230,000      Levis Stauss
                6.800%, 11/01/03 ......................  BBB-/Baa3      238,625
   467,000      Lockheed Martin Corp.
                7.250%, 05/15/06 ......................  BBB+/A3        503,776
   330,000      Pennzoil Co.
                10.625%, 06/01/01 .....................  BBB/Ba1        338,250
   275,000      Polaroid Corp.
                8.000%, 03/15/99 ......................   BB-/B2        276,719
   350,000      Scotts Co.
                9.875%, 08/01/04 ......................   BB-/B2        371,437
   225,000      Tyco International, Ltd.
                8.250%, 08/01/00 ......................    A-/A3        228,656
   200,000      USG Corp. Debs.
                9.250%, 09/15/01 ......................  BBB/Baa3       211,750
   463,000      USG Corp. Debs.
                8.750%, 03/01/17 ......................  BBB/Baa3       451,425
   650,000      Westinghouse Electric Corp., Notes
                9.300%, 06/07/99 ......................  BBB-/Baa3      661,375
   250,000      Westinghouse Electric Corp., Notes
                9.400%, 01/31/01 ......................  BBB-/Baa3      266,562
                                                                   ------------
                                                                      4,831,456
                                                                   ------------
                OIL AND GAS - 2.61%
   250,000      Amoco Canada Petroleum Co., Debs.
                7.950%, 10/01/22 ......................  AAA/Aa1        274,375
   101,000      Columbia Gas System
                6.800%, 11/28/05 ......................  BBB+/A3        107,312
   175,000      El Paso Natural Gas
                7.500%, 11/15/26 ......................  BBB/Baa2       187,031
   250,000      Gulf Canada Resources Ltd.,
                Sub., Notes 9.625%, 07/01/05 ..........  BB-/Ba2        249,375
   190,000      Union Oil of California
                6.700%, 10/15/07 ......................  BBB+/Baa1      196,412
                                                                   ------------
                                                                      1,014,505
                                                                   ------------
                STEEL - 0.95%
   350,000      AK Steel Corp.
                10.750%, 04/01/04 .....................  BB-/Ba2        369,250
                                                                   -------------
   TELECOMMUNICATIONS - 0.91%
   150,000      Bellsouth Telecommunications, Inc.
                6.500%, 02/01/00 ......................  AAA/Aaa        152,063
   190,000      GTE Southwest, Inc.
                6.540%, 12/01/05 ......................   AA-/A2        201,162
                                                                   ------------
                                                                        353,225
                                                                   ------------
                TRANSPORTATION - 3.68%
   431,000      Canadian National Railway, Notes
                7.000%, 03/15/04 ......................  BBB/Baa2       457,937
   140,000      Canadian Pacific, Notes
                6.875%, 04/15/03 ......................  BBB+/Baa2      146,475
   350,000      Conrail, Inc., Notes
                6.860%, 12/31/07 ......................     A/A1        365,568
   300,000      CSX Corp.
                7.000%, 09/15/02 ......................  BBB/Baa2       314,625
   140,000      Union Pacific Corp.
                7.375%, 05/15/01 ......................  BBB-/Baa3      145,250
                                                                   ------------
                                                                      1,429,855
                                                                   ------------
                UTILITIES - 10.58%
   325,000      California Energy Co., Inc., Notes
                10.250%, 01/15/04 .....................  BB+/Ba1        343,281
   350,000      Central Power & Light Co., Notes
                6.875%, 02/01/03 ......................     A/A3        371,437
   220,000      Connecticut Light & Power Co., Notes
                7.250%, 07/01/99 ......................  BB+/Ba2        220,275
   535,000      Duquesne Light Co.
                8.375%, 05/15/24 ......................  BBB+/Baa1      563,097
   285,000      Hydro-Quebec, MTN
                9.410%, 03/23/00 ......................    A+/A2        298,894
   250,000      Hydro-Quebec, MTN
                8.590%, 08/22/01 ......................    A+/A2        268,750
   300,000      Illinois Power Co., Notes
                6.500%, 08/01/03 ......................  BBB/Baa1       310,125
   300,000      Jersey Central Power & Light Co.,
                Notes 7.125%, 10/01/04 ................  A-/Baa1        323,625
   400,000      National Rural Utilities, Notes
                6.500%, 09/15/02 ......................   AA/Aa3        418,500
   400,000      New Orleans Public Service, Inc., Notes
                8.000%, 03/01/06 ......................  BBB/Baa2       418,500
   100,000      Niagara Mohawk Power Corp.
                9.500%, 06/01/00 ......................  BBB/Baa3       105,375
   140,000      Niagara Mohawk Power Corp.
                9.250%, 10/01/01 ......................  BBB/Baa3       153,125
   260,000      Niagara Mohawk Power Corp. (Series E)
                7.375%, 07/01/03 ......................  BB+/Baa2       266,175
    40,000      Rochester Gas & Electric Corp.
                9.375%, 04/01/21 ......................    A-/A3         44,400
                                                                   ------------
                                                                      4,105,559
                                                                   ------------
                TOTAL CORPORATE OBLIGATIONS ...........              19,739,605
                (Cost $19,347,978)                                 ------------
SHARES
------
INVESTMENT COMPANY - 0.13%
                TempCash Provident Money Market
    49,950      Investment Fund .......................                  49,950
                                                                   ------------
                TOTAL INVESTMENT COMPANY ..............                  49,950
                (Cost $49,950)                                     ------------

                TOTAL INVESTMENTS - 97.90% ............              38,002,465
                (Cost $36,512,940)                                 ------------

                OTHER ASSETS
                NET OF LIABILITIES - 2.10% ............                 815,143
                                                                   ------------
                NET ASSETS - 100.00% ..................            $ 38,817,608
                                                                   ============

------------------------
   MTN  Medium Term Note
     +  See page 15 for Credit Rating Summary.

                 See accompanying notes to financial statements.

IBJ FUNDS TRUST
IBJ CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                     VALUE
   SHARES                                                           (NOTE 2)
   ------                                                           --------
COMMON STOCKS - 97.24%
                AEROSPACE / DEFENSE - 1.63%
    50,100      Boeing Co. ................................       $   2,035,312
                                                                  -------------
                BANKING - 5.80%
    50,000      BankAmerica Corp.* ........................           3,259,375
   110,000      Wells Fargo & Co.* ........................           3,960,000
                                                                  -------------
                                                                      7,219,375
                                                                  -------------
                CHEMICALS - 2.24%
    61,500      Monsanto Co. ..............................           2,786,719
                                                                  -------------
                COMPUTERS - 6.33%
    50,000      EMC Corp./ Mass.* .........................           3,625,000
    20,000      Gateway 2000* .............................           1,122,500
    50,000      Hewlett Packard Co. .......................           3,137,500
                                                                  -------------
                                                                      7,885,000
                                                                  -------------
                DIVERSIFIED MANUFACTURING - 6.51%
    99,800      Allied Signal Corp. .......................           4,391,200
    41,000      General Electric Co. ......................           3,710,500
                                                                  -------------
                                                                      8,101,700
                                                                  -------------
                ENTERTAINMENT - 5.89%
   100,000      International Game Technology .............           2,306,250
   160,000      Mirage Resorts, Inc.* .....................           2,380,000
    25,000      Time Warner, Inc. .........................           2,643,750
                                                                  -------------
                                                                      7,330,000
                                                                  -------------
                FINANCIAL SERVICES - 8.68%
    65,000      Federal National Mortgage Association .....           4,728,750
    69,200      Household International, Inc. .............           2,707,450
    45,000      Merrill Lynch & Co. .......................           3,375,000
                                                                  -------------
                                                                     10,811,200
                                                                  -------------
                FOOD - 2.53%
    45,000      McDonald's Corp. ..........................           3,152,813
                                                                  -------------
                HEALTH  CARE - 4.30%
    30,000      Baxter International, Inc. ................           1,906,875
    50,250      Cardinal Health ...........................           3,448,406
                                                                  -------------
                                                                      5,355,281
                                                                  -------------
                HOUSEHOLD PRODUCTS - 2.06%
    30,000      Colgate-Palmolive Co. .....................           2,568,750
                                                                  -------------
                INSURANCE - 3.02%
    40,000      American International Group, Inc. ........           3,760,000
                                                                  -------------
                OIL AND GAS - 6.40%
    32,500      Exxon Corp. ...............................           2,439,531
    60,000      Halliburton Co. ...........................           1,762,500
    30,000      Mobil Corp. ...............................           2,585,625
   160,000      Newpark Resources, Inc.* ..................           1,180,000
                                                                  -------------
                                                                      7,967,656
                                                                  -------------
                PHARMACEUTICALS - 7.71%
    46,000      Amgen, Inc.* ..............................           3,461,500
    30,000      Bristol-Myers Squibb Co. ..................           3,676,875
    22,000      Pfizer, Inc. ..............................           2,455,750
                                                                  -------------
                                                                      9,594,125
                                                                  -------------
                RETAIL - 7.41%
    57,000      Costco Cos., Inc.* ........................           3,576,750
    40,000      Fred Meyer, Inc.* .........................           2,035,000
    68,000      Kroger Co.* ...............................           3,608,250
                                                                  -------------
                                                                      9,220,000
                                                                  -------------
                SEMICONDUCTORS - 13.01%
    70,000      Altera Corp.* .............................           3,434,375
    33,700      Intel Corp. ...............................           3,626,963
   100,000      Maxim Integrated Products, Inc.* ..........           3,925,000
    25,000      Texas Instruments, Inc. ...................           1,909,375
    65,000      Xilinx, Inc.* .............................           3,298,750
                                                                  -------------
                                                                     16,194,463
                                                                  -------------
                TECHNOLOGY - 9.07%
   120,000      Applied Materials, Inc.* ..................           4,650,000
    90,000      Molex, Inc. ...............................           3,245,625
    70,000      SCI Systems, Inc.* ........................           3,403,750
                                                                  -------------
                                                                     11,299,375
                                                                  -------------
                TELECOMMUNICATIONS - 1.95%
    30,000      Sprint Corp.(FON Group) ...................           2,182,500
    15,000      Sprint Corp.(PCS Group)* ..................             240,000
                                                                  -------------
                                                                      2,422,500
                                                                  -------------
                TOBACCO - 2.70%
    60,000      Philip Morris Cos., Inc. ..................           3,356,250
                                                                  -------------
                TOTAL COMMON STOCKS .......................         121,060,519
                (Cost $88,314,712)                                -------------

INVESTMENT COMPANY - 2.32%
                TempCash Provident Money
 2,893,796      Market Investment Fund ....................           2,893,796
                                                                  -------------
                TOTAL INVESTMENT COMPANY ..................           2,893,796
                (Cost $2,893,796)                                 -------------

                TOTAL INVESTMENTS - 99.56% ................         123,954,315
                (Cost $91,208,508)                                -------------
                OTHER ASSETS
                NET OF LIABILITES - 0.44% .................             548,458
                                                                  -------------
                TOTAL NET ASSETS - 100.00% ................       $ 124,502,773
                                                                  =============

----------------
   * Non-income producing security.

                 See accompanying notes to financial statements.

IBJ FUNDS TRUST
IBJ BLENDED TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                     VALUE
   SHARES                                                           (NOTE 2)
   ------                                                           --------
COMMON STOCKS - 53.97%
                AEROSPACE / DEFENSE - 2.32%
    18,500      Boeing Co. ................................        $    751,563
    14,200      Raytheon Co., Class B .....................             786,325
                                                                   ------------
                                                                      1,537,888
                                                                   ------------
                BANKING - 3.12%
    10,800      BankAmerica Corp.* ........................             704,025
    24,080      Charter One Financial, Inc. ...............             714,875
    18,000      Wells Fargo & Co.* ........................             648,000
                                                                   ------------
                                                                      2,066,900
                                                                   ------------
                BEVERAGES - 1.37%
    23,500      PepsiCo, Inc. .............................             909,156
                                                                   ------------
                CHEMICALS - 2.31%
    20,000      Air Products & Chemicals, Inc. ............             762,500
    17,000      Monsanto Co. ..............................             770,313
                                                                   ------------
                                                                      1,532,813
                                                                   ------------
                CONSUMER GOODS - 1.22%
    15,400      Kimberly-Clark Corp. ......................             810,425
                                                                   ------------
                DIVERSIFIED MANUFACTURING - 4.39%
    18,000      Allied Signal Corp. .......................             792,000
    40,000      Coltec Industries, Inc.* ..................             772,500
    14,800      General Electric Co. ......................           1,339,400
                                                                   ------------
                                                                      2,903,900
                                                                   ------------
                ENTERTAINMENT - 2.49%
    31,000      International Game Technology .............             714,937
    20,000      Mirage Resorts, Inc.* .....................             297,500
     6,000      Time Warner, Inc. .........................             634,500
                                                                   ------------
                                                                      1,646,937
                                                                   ------------
                FINANCIAL SERVICES - 0.94%
    16,000      Household International, Inc.* ............             626,000
                                                                   ------------
                FOOD - 1.11%
    12,600      Sara Lee Corp. ............................             735,525
                                                                   ------------
                FOOD SERVICE - 1.14%
    28,000      Sysco Corp. ...............................             754,250
                                                                   ------------
                HEALTH CARE - 1.76%
    12,000      Baxter International, Inc. ................             762,750
     5,835      Cardinal Health, Inc. .....................             400,427
                                                                   ------------
                                                                      1,163,177
                                                                   ------------
                HOUSEHOLD PRODUCTS - 1.03%
     8,000      Colgate-Palmolive Co. .....................             685,000
                                                                   ------------
                INSURANCE - 2.94%
     6,350      American International Group, Inc. ........             596,900
    18,400      Conseco, Inc. .............................             609,500
     5,000      Progressive Corp. .........................             741,875
                                                                   ------------
                                                                      1,948,275
                                                                   ------------
                MACHINERY - 1.25%
    23,200      Dover Corp. ...............................             826,500
                                                                   ------------
                METALS - 0.96%
     8,600      Aluminum Co. of America ...................             637,475
                                                                   ------------
                OIL AND GAS - 4.26%
    12,000      Exxon Corp. ...............................             900,750
    12,500      Mobil Corp. ...............................           1,077,344
    22,800      Newpark Resources, Inc.* ..................             168,150
    20,000      Unocal Corp. ..............................             677,500
                                                                   ------------
                                                                      2,823,744
                                                                   ------------
                PHARMACEUTICALS - 2.38%
    11,500      Amgen, Inc.* ..............................             865,375
     6,400      Pfizer, Inc. ..............................             714,400
                                                                   ------------
                                                                      1,579,775
                                                                   ------------
                RETAIL - 2.59%
    10,000      Costco Cos., Inc.* ........................             627,500
     6,000      Fred Meyer, Inc.* .........................             305,250
    14,800      Kroger Co.* ...............................             785,325
                                                                   ------------
                                                                      1,718,075
                                                                   ------------
                RESTAURANT - 1.17%
    11,100      McDonald's Corp. ..........................             777,694
                                                                   ------------
                TECHNOLOGY - 8.75%
    22,000      Applied Materials* ........................             852,500
    11,600      Hewlett Packard Co. .......................             727,900
     7,500      Intel Corp. ...............................             807,187
    19,700      Maxim Integrated Products, Inc.* ..........             773,225
    25,000      Molex, Inc. ...............................             901,562
    20,000      SCI Systems, Inc.* ........................             972,500
    15,000      Xilinx, Inc.* .............................             761,250
                                                                   ------------
                                                                      5,796,124
                                                                   ------------
                TELECOMMUNICATIONS - 1.54%
     8,000      Cincinnati Bell, Inc. .....................             252,000
    16,100      SBC Communications, Inc. ..................             771,794
                                                                   ------------
                                                                      1,023,794
                                                                   ------------
                TOBACCO - 1.27%
    15,000      Philip Morris Cos., Inc. ..................             839,062
                                                                   ------------
                TRANSPORTATION - 0.88%
    19,300      Norfolk Southern Corp. ....................             586,237
                                                                   ------------
                UTILITIES - 2.78%
    21,600      CINergy Corp. .............................             746,550
    10,000      Duke Energy Corp. .........................             625,625
    12,500      Peoples Energy Corp. ......................             471,094
                                                                   ------------
                                                                      1,843,269
                                                                   ------------
                TOTAL COMMON STOCKS .......................          35,771,995
                (Cost $28,034,639)                                 ------------

   CONVERTIBLE PREFERRED STOCK - 0.57%
                TRANSPORTATION - 0.57%
    12,500      Laidlaw One, Inc.
                5.75%, 12/31/00 ...........................             375,000
                                                                   ------------
                TOTAL CONVERTIBLE PREFERRED STOCK .........             375,000
                (Cost $629,781)                                    ------------

   U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.30%

                                                        CREDIT
PAR VALUE                                               RATINGS+
---------                                               --------
   U.S. TREASURY BONDS - 7.27%
$1,350,000      6.500%, 11/15/26 ......................  AAA/Aaa      1,583,941
 1,500,000      6.625%, 02/15/27 ......................  AAA/Aaa      1,788,135
 1,250,000      6.375%, 08/15/27 ......................  AAA/Aaa      1,448,187
                                                                   ------------
                                                                      4,820,263
                                                                   ------------
                U.S. TREASURY NOTES - 10.53%
   750,000      6.375%, 03/31/01 ......................  AAA/Aaa        778,522
 1,000,000      6.000%, 07/31/02 ......................  AAA/Aaa      1,044,260
 1,500,000      6.500%, 05/15/05 ......................  AAA/Aaa      1,646,985
 1,500,000      6.875%, 05/15/06 ......................  AAA/Aaa      1,692,150
 1,600,000      7.000%, 07/15/06 ......................  AAA/Aaa      1,819,168
                                                                   ------------
                                                                      6,981,085
                                                                   ------------
                FEDERAL FARM CREDIT BANK - 1.13%
   750,000      6.010%, 07/09/02 ......................  AAA/Aaa        750,705
                                                                   ------------
                FEDERAL HOME LOAN BANK - 0.79%
   500,000      6.040%, 02/04/08 ......................  AAA/Aaa        523,235
                                                                   ------------
                FEDERAL HOME LOAN MORTGAGE
                CORPORATION - 0.79%
   500,000      6.095%, 03/01/06 ......................  AAA/Aaa        522,700
                                                                   ------------
                FEDERAL NATIONAL
                MORTGAGE ASSOCIATION - 0.66%
       478      6.500%, 08/25/04 ......................  AAA/Aaa            484
   400,000      6.570%, 08/22/07, MTN .................  AAA/Aaa        432,468
                                                                   ------------
                                                                        432,952
                                                                   ------------
                GOVERNMENT NATIONAL
                MORTGAGE ASSOCIATION - 0.13%
    53,036      13.000%, 03/15/12 .....................  AAA/Aaa         61,622
    20,180      13.000%, 10/15/13 .....................  AAA/Aaa         23,447
                                                                   ------------
                                                                         85,069
                                                                   ------------
                TOTAL U.S. GOVERNMENT AND
                AGENCY OBLIGATIONS ....................              14,116,009
                (Cost $13,101,939)                                 ------------

CORPORATE OBLIGATIONS - 16.91%
                AUTOMOBILES - 1.77%
   750,000      Chase Manhattan Auto Trust
                6.500%, 10/15/01 ......................  AAA/Aaa        766,613
   400,000      General Motors Acceptance Corp.
                7.000%, 03/01/00 ......................     A/A2        407,000
                                                                   ------------
                                                                      1,173,613
                                                                   ------------
   BANKING - 0.75%
   350,000      JP Morgan Capital Trust II
                7.950%, 02/01/27 ......................    A+/A1        388,938
   100,000      NBD Bancorp, Inc.
                7.125%, 05/15/07 ......................     A/A1        110,625
                                                                   ------------
                                                                        499,563
                                                                   ------------
                ENTERTAINMENT - 0.12%
    80,000      Time Warner, Inc.
                7.950%, 02/01/00 ......................  BBB-/Baa3       82,300
                                                                   ------------
                FINANCIAL SERVICES - 1.00%
   250,000      BHP Finance - USA
                7.875%, 12/01/02 ......................     A/A3        263,750
   400,000      Lehman Brothers Holdings, Notes
                6.330%, 08/01/00 ......................   A/Baa1        400,500
                                                                   ------------
                                                                        664,250
                                                                   ------------
                HEALTH SERVICES - 0.76%
   500,000      Columbia/HCA Healthcare Corp.
                9.000%, 12/15/14 ......................  BBB/Ba2        505,625
                                                                   ------------
                INDUSTRIAL GOODS AND SERVICES - 6.11%
   600,000      American Standard
                10.875%, 05/15/99 .....................  BB-/Ba3        614,250
   350,000      Crown Cork & Seal Fin, Yankee
                6.750%, 12/15/03 ......................  BBB/Baa2       350,000
   300,000      JP Foodservice, Inc.
                8.875%, 11/01/03 ......................     B/B1        310,125
   750,000      Scotts Co.
                9.875%, 08/01/04 ......................   BB-/B2        795,937
   250,000      Unisys Corp.
                12.000%, 04/15/03 .....................  BB-/Ba3        280,625
   795,000      USG Corp., Debs.
                8.750%, 03/01/17 ......................  BBB/Baa3       775,125
   350,000      Valassis Inserts, Inc.
                9.375%, 03/15/99 ......................  BB+/Ba2        353,063
   550,000      Westinghouse Electric Corp.
                9.300%, 06/07/99 ......................  BBB-/Baa3      559,625
                                                                   ------------
                                                                      4,038,750
                                                                   ------------
                METALS - 1.19%
   750,000      AK Steel Corp.
                10.750%, 04/01/04 .....................  BB-/Ba2        791,250
                                                                   ------------
                OIL AND GAS - 3.58%
   350,000      Amoco Canada Petroleum Co.
                7.950%, 10/01/22 ......................  AAA/Aa1        384,125
   500,000      Ferrellgas Partnership
                9.375%, 06/15/06 ......................    B+/B1        501,250
   750,000      Imperial Oil Ltd.
                8.750%, 10/15/19 ......................  AA+/Aa2        797,813
   641,000      Occidental Petroleum Corp.
                11.125%, 06/01/19 .....................  BBB/Baa2       689,075
                                                                   ------------
                                                                      2,372,263
                                                                   ------------
                RETAIL - 1.38%
   900,000      Kroger Co.
                10.000%, 05/01/99 .....................  BB+/Ba2        914,349
                                                                   ------------
                UTILITIES - 0.25%
   160,000      Duquesne Light
                8.375%, 05/15/24 ......................  BBB+/Baa1      168,400
                                                                   ------------
                TOTAL CORPORATE OBLIGATIONS ...........              11,210,363
                (Cost $11,806,560)                                 ------------

   SHARES
   ------
SHORT-TERM INVESTMENTS - 6.69%
                INVESTMENT COMPANY - 2.80%
   1,854,739    TempCash Provident Money Market
                Investment Fund .......................               1,854,739
                                                                   ------------
 PAR VALUE
                DISCOUNT NOTES (A) - 3.89%
$  1,000,000    Federal Home Loan Bank
                4.846%, 01/15/99 ......................                 994,025
   1,500,000    Federal Home Loan Bank
                5.120%, 02/05/99 ......................               1,486,470
   100,000      Xerox Credit Group
                5.497%, 12/04/98 ......................                  99,955
                                                                   ------------
                                                                      2,580,450
                                                                   ------------
                TOTAL SHORT-TERM INVESTMENTS ..........               4,435,189
                (Cost $4,435,189)                                  ------------

                TOTAL INVESTMENTS - 99.44% ............              65,908,556
                (Cost $58,008,108)                                 ------------
                OTHER ASSETS
                NET OF LIABILITES - 0.56% .............                 369,156
                                                                   ------------
                TOTAL NET ASSETS - 100.00% ............            $ 66,277,712
                                                                   ============
------------------------
   * Non-income producing security.
 MTN Medium Term Note
 (A) Interest rate presented represents annualized yield at time of purchase.
   + See page 15 for Credit Rating Summary

                 See accompanying notes to financial statements.

IBJ FUNDS TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED) - NOVEMBER 30, 1998
--------------------------------------------------------------------------------

CREDIT RATINGS GIVEN BY STANDARD & POOR'S CORPORATION AND MOODY'S INVESTORS
  SERVICES INC. (UNAUDITED)

 STANDARD & POOR'S MOODY'S
 -------------------------
         A1           P1    Instrument of the highest quality.
        AAA          Aaa    Instrument judged to be of the highest quality and
                            carrying the smallest amount of investment risk.
         AA           Aa    Instrument judged to be of high quality by all
                            standards.
         A            A     Instrument judged to be adequate by all standards.
        BBB          Baa    Instrument judged to be of modest quality by all
                            standards.
         BB           Ba    Instrument judged to have speculative elements.
         B            B     Instrument judged to lack characteristics of the
                            desirable investment.

         NR           NR    Not Rated. In the opinion of the Investment Advisor,
                            instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number.

The Standard & Poor's rating may be modified by the addition of a plus or minus sign to show relative standings within the major rating categories.

U.S. Government and Agency Issues have an assumed rating of AAA/Aaa.

                 See accompanying notes to financial statements.

IBJ FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998
-------------------------------------------------------------------------------------------------------------------------
                                                   RESERVE MONEY       CORE FIXED         CORE EQUITY       BLENDED TOTAL
                                                    MARKET FUND        INCOME FUND           FUND            RETURN FUND
                                                    ------------       ------------       ------------       ------------
ASSETS:
Investments at cost ...........................     $ 18,518,461       $ 36,512,940       $ 91,208,508       $ 58,008,108
Net unrealized appreciation ...................             --            1,489,525         32,745,807          7,900,448
                                                    ------------       ------------       ------------       ------------
   Total investments at value .................       18,518,461         38,002,465        123,954,315         65,908,556
Cash ..........................................           95,224               --            1,101,315            125,981
Receivables:
   Investments sold ...........................             --            1,040,354            512,058               --
   Fund shares sold ...........................             --                3,679             33,308             21,883
   Dividends and interest .....................            1,308            604,003             87,779            450,796
Deferred organization costs ...................            6,725              6,725              6,725              6,725
Other assets ..................................              437              1,169              4,726             10,494
                                                    ------------       ------------       ------------       ------------
   Total Assets ...............................       18,622,155         39,658,395        125,700,226         66,524,435
                                                    ------------       ------------       ------------       ------------
LIABILITIES:
Payables:
   To custodian ...............................             --               10,234               --                 --
   Investments purchased ......................             --              783,972            451,170               --
   Fund shares repurchased ....................             --                4,978            602,939            163,572
   Advisory fees ..............................             --               10,915             50,621             27,995
Administration fees ...........................            2,241              4,731             15,186              8,098
   Transfer agent fee .........................            4,378              2,619              6,685              2,877
   Trustees fees ..............................              717              2,697              5,448              4,498
Accrued expenses and other payables ...........           16,537             20,641             65,404             39,683
                                                    ------------       ------------       ------------       ------------
   Total Liabilities ..........................           23,873            840,787          1,197,453            246,723
                                                    ------------       ------------       ------------       ------------
NET ASSETS ....................................     $ 18,598,282       $ 38,817,608       $124,502,773       $ 66,277,712
                                                    ============       ============       ============       ============

NET ASSETS CONSIST OF:
Paid-In capital ...............................     $ 18,607,082       $ 37,002,241       $ 77,116,284       $ 52,652,289
Accumulated undistributed
   net investment income ......................             --              100,752               --                6,018
Accumulated net realized gain/(loss)
   on investments sold ........................           (8,800)           225,090         14,640,682          5,718,957
Net unrealized appreciation
   on investments .............................             --            1,489,525         32,745,807          7,900,448
                                                    ------------       ------------       ------------       ------------
TOTAL NET ASSETS ..............................     $ 18,598,282       $ 38,817,608       $124,502,773       $ 66,277,712
                                                    ============       ============       ============       ============
PREMIUM CLASS:
   Net assets .................................     $     13,669       $     14,562       $     17,391       $     16,150
                                                    ============       ============       ============       ============
   Shares of beneficial interest outstanding ..           13,673              1,372              1,053              1,252
                                                    ============       ============       ============       ============
   Net asset value offering and
     redemption price per share
     (Net Assets/Shares Outstanding) ..........     $       1.00       $      10.61       $      16.52       $      12.90
                                                    ============       ============       ============       ============
SERVICE CLASS:
   Net assets .................................     $ 18,584,613       $ 38,803,046       $124,485,382       $ 66,261,562
                                                    ============       ============       ============       ============
   Shares of beneficial interest outstanding ..       18,593,490          3,655,513          7,538,496          5,137,039
                                                    ============       ============       ============       ============
   Net asset value offering and
     redemption price per share
     (Net Assets/Shares Outstanding) ..........     $       1.00       $      10.61       $      16.51       $      12.90
                                                    ============       ============       ============       ============

                                      See accompanying notes to financial statements.

IBJ FUNDS TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 1998
-------------------------------------------------------------------------------------------------------------------------
                                                   RESERVE MONEY       CORE FIXED         CORE EQUITY       BLENDED TOTAL
                                                    MARKET FUND        INCOME FUND           FUND            RETURN FUND
                                                    ------------       ------------       ------------       ------------
INVESTMENT INCOME:
   Interest ...................................     $  1,210,543       $  2,312,417       $     65,843       $  1,951,378
   Dividends ..................................           20,768             24,120          1,342,223            469,801
                                                    ------------       ------------       ------------       ------------
     Total Income .............................        1,231,311          2,336,537          1,408,066          2,421,179
                                                    ------------       ------------       ------------       ------------
EXPENSES:
   Advisory (Note 3) ..........................           77,459            182,051            670,551            378,308
   Administration (Note 3) ....................           32,886             55,759            167,087             95,244
   Transfer Agent (Note 3) ....................           27,674             54,723             91,662             69,263
   Custody (Note 3) ...........................            2,234              4,242             46,558             11,725
   Professional Fees ..........................            5,376             14,780            115,768             42,941
   Trustees (Note 4) ..........................            3,108              2,372             25,997             12,148
   Printing ...................................             --                  459             13,242              8,264
   Registration and filing fees ...............            9,390              3,426             17,073              6,054
   Amortization of organization costs .........            5,749              5,749              5,749              5,749
   Miscellaneous ..............................            3,767              3,275             10,347              2,668
                                                    ------------       ------------       ------------       ------------
     Total expenses before waivers ............          167,643            326,836          1,164,034            632,364
     Less expenses waived (Note 3) ............          (77,459)           (38,173)          (112,286)           (62,992)
                                                    ------------       ------------       ------------       ------------
   Net expenses ...............................           90,184            288,663          1,051,748            569,372
                                                    ------------       ------------       ------------       ------------
NET INVESTMENT INCOME .........................        1,141,127          2,047,874            356,318          1,851,807
                                                    ------------       ------------       ------------       ------------
NET REALIZED AND UNREALIZED GAINS (LOSS)
   ON INVESTMENTS:
Net realized gain/(loss) on
   investment transactions ....................             (247)           367,794         15,507,187          5,722,500
Net change in unrealized
   appreciation on investments ................             --              803,213          3,511,547          1,801,885
                                                    ------------       ------------       ------------       ------------
NET REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENTS .................             (247)         1,171,007         19,018,734          7,524,385
                                                    ------------       ------------       ------------       ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..................     $  1,140,880       $  3,218,881       $ 19,375,052       $  9,376,192
                                                    ============       ============       ============       ============

                                      See accompanying notes to financial statements.

IBJ FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
                                                                                      RESERVE MONEY MARKET FUND
                                                                                      -------------------------
                                                                                      FOR THE            FOR THE
                                                                                     YEAR ENDED        YEAR ENDED
                                                                                     NOVEMBER 30,      NOVEMBER 30,
                                                                                        1998              1997
                                                                                    ------------      ------------
INVESTMENT ACTIVITIES:
Operations:
   Net investment income ........................................................   $  1,141,127      $  1,400,764
   Net realized gain/(loss) on investment transactions ..........................           (247)           (1,601)
   Net change in unrealized appreciation (depreciation) on investments ..........           --                --
                                                                                    ------------      ------------
Net increase in net assets resulting from operations ............................      1,140,880         1,399,163
                                                                                    ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Premium Class ................................................................           (677)             (631)
   Service Class ................................................................     (1,140,450)       (1,400,133)
                                                                                    ------------      ------------
                                                                                      (1,141,127)       (1,400,764)
                                                                                    ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS IN EXCESS OF NET INVESTMENT INCOME:
   Premium Class ................................................................           --                --
   Service Class ................................................................           --                --
                                                                                    ------------      ------------
                                                                                            --                --
                                                                                    ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
   Premium Class ................................................................           --                --
   Service Class ................................................................           --                --
                                                                                    ------------      ------------
                                                                                            --                --
                                                                                    ------------      ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued ..................................................     36,424,340        67,540,758
   Dividends reinvested .........................................................      1,245,201         1,294,564
   Cost of shares redeemed ......................................................    (44,868,289)      (77,319,264)
                                                                                    ------------      ------------
Change in net assets from capital share transactions ............................     (7,198,748)       (8,483,942)
                                                                                    ------------      ------------
Net change in net assets ........................................................     (7,198,995)       (8,485,543)
NET ASSETS:
   Beginning of year ............................................................     25,797,277        34,282,820
                                                                                    ------------      ------------
   End of year (including line A) ...............................................   $ 18,598,282      $ 25,797,277
                                                                                    ============      ============
   (A) Undistributed (distribution in excess of) net investment income ..........   $       --        $       --
                                                                                    ============      ============

                                  See accompanying notes to financial statements.

------------------------------------------------------------------------------------------------------------------
               CORE FIXED                             CORE EQUITY                            BLENDED TOTAL
              INCOME FUND                                 FUND                                RETURN FUND
     ------------------------------           -----------------------------         ------------------------------
       FOR THE           FOR THE               FOR THE           FOR THE              FOR THE            FOR THE
      YEAR ENDED        YEAR ENDED            YEAR ENDED        YEAR ENDED           YEAR ENDED        YEAR ENDED
     NOVEMBER 30,       NOVEMBER 30,          NOVEMBER 30,      NOVEMBER 30,         NOVEMBER 30,      NOVEMBER 30,
        1998               1997                  1998              1997                 1998              1997
   ------------        ------------           ------------      ------------        ------------       ------------
   $  2,047,874        $  1,591,376           $    356,318      $    728,298        $  1,851,807       $  1,854,818
        367,794             177,278             15,507,187        17,291,184           5,722,500          9,499,637
        803,213             276,460              3,511,547         3,803,831           1,801,885         (2,647,076)
   ------------        ------------           ------------      ------------        ------------       ------------
      3,218,881           2,045,114             19,375,052        21,823,313           9,376,192          8,707,379
   ------------        ------------           ------------      ------------        ------------       ------------
           (614)               (740)                   (50)             (175)               (418)              (415)
     (2,053,647)         (1,590,636)              (355,900)       (1,114,028)         (1,899,280)        (1,842,417)
   ------------        ------------           ------------      ------------        ------------       ------------
     (2,054,261)         (1,591,376)              (355,950)       (1,114,203)         (1,899,698)        (1,842,832)
   ------------        ------------           ------------      ------------        ------------       ------------
           --                  --                     --                (135)               --                 --
           --                  --                     --            (860,576)               --                 --
   ------------        ------------           ------------      ------------        ------------       ------------
           --                  --                     --            (860,711)               --                 --
   ------------        ------------           ------------      ------------        ------------       ------------
           (102)               --                   (2,343)           (2,169)             (2,110)              (818)
       (243,081)               --              (16,713,117)      (10,445,960)         (9,347,592)        (3,160,241)
   ------------        ------------           ------------      ------------        ------------       ------------
       (243,183)               --              (16,715,460)      (10,448,129)         (9,349,702)        (3,161,059)
   ------------        ------------           ------------      ------------        ------------       ------------
      9,118,310           7,685,783             22,769,953        21,842,264           6,727,596          7,315,837
      2,442,821           1,445,059             18,600,734        10,890,846          11,665,161          4,588,014
     (5,306,620)         (5,725,457)           (24,571,996)      (30,392,972)        (12,122,879)       (17,975,911)
   ------------        ------------           ------------      ------------        ------------       ------------
      6,254,511           3,405,385             16,798,691         2,340,138           6,269,878         (6,072,060)
   ------------        ------------           ------------      ------------        ------------       ------------
      7,175,948           3,859,123             19,102,333        11,740,408           4,396,670         (2,368,572)

     31,641,660          27,782,537            105,400,440        93,660,032          61,881,042         64,249,614
   ------------        ------------           ------------      ------------        ------------       ------------
   $ 38,817,608        $ 31,641,660           $124,502,773      $105,400,440        $ 66,277,712       $ 61,881,042
   ============        ============           ============      ============        ============       ============
   $    100,752        $    122,034           $       --        $   (860,711)       $      6,018       $     51,339
   ============        ============           ============      ============        ============       ============

                                  See accompanying notes to financial statements.

IBJ FUNDS TRUST
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
                                                             RESERVE MONEY MARKET FUND
                               --------------------------------------------------------------------------------------------------
                                    FOR THE                  FOR THE                  FOR THE                    FOR THE
                                   YEAR ENDED               YEAR ENDED               YEAR ENDED                PERIOD ENDED
                                  NOVEMBER 30,              NOVEMBER 30,             NOVEMBER 30,              NOVEMBER 30,
                                      1998                     1997                     1996                       1995*
                               -------------------      --------------------      --------------------      ---------------------
                               PREMIUM     SERVICE      PREMIUM      SERVICE      PREMIUM      SERVICE      PREMIUM       SERVICE
                                CLASS       CLASS        CLASS        CLASS        CLASS        CLASS        CLASS         CLASS
                                -----       -----        -----        -----        -----        -----        -----         -----
NET ASSET VALUE,
Beginning of the Period ......  $1.00      $1.00        $1.00        $1.00        $1.00        $1.00         $1.00         $1.00
                                -----      -----        -----        -----        -----        -----         -----         -----
Income from Investment
Operations:
   Net investment income .....   0.05       0.05         0.05         0.05         0.05         0.05          0.04          0.04
                                -----      -----        -----        -----        -----        -----         -----         -----
Less Dividends from:
   Net investment income .....  (0.05)     (0.05)       (0.05)       (0.05)       (0.05)       (0.05)        (0.04)        (0.04)
                                -----      -----        -----        -----        -----        -----         -----         -----
NET ASSET VALUE, End of Period  $1.00      $1.00        $1.00        $1.00        $1.00        $1.00         $1.00         $1.00
                                =====      =====        =====        =====        =====        =====         =====         =====
Total Return (a) .............   5.27%      5.27%        4.96%        4.96%        4.88%        4.88%         4.55%         4.55%
Ratios/Supplemental Data:
Net Assets at the end of
   year (in thousands) .......  $  14    $18,585        $  13      $25,784        $  14        $34,269       $  13       $28,943
Ratios to average net assets:
   Expenses before waivers+ ..   0.76%      0.76%        0.99%        0.99%        0.95%        0.95%         0.92%**       0.92%**
   Expenses net of waivers ...   0.41%      0.41%        0.64%        0.64%        0.65%        0.65%         0.64%**       0.64%**
   Net investment income
     (net of waivers) ........   5.16%      5.16%        4.84%        4.84%        4.82%        4.82%         5.40%**       5.40%**

-----------------------------------------------------------------------------------------------------------------------------------
  * Commencement of operations, February 1, 1995.
 ** Annualized.
  + During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.

                                         See accompanying notes to financial statements.

IBJ FUNDS TRUST
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
                                                                  CORE FIXED INCOME FUND
                               --------------------------------------------------------------------------------------------------
                                    FOR THE                  FOR THE                   FOR THE                    FOR THE
                                   YEAR ENDED               YEAR ENDED                YEAR ENDED                PERIOD ENDED
                                  NOVEMBER 30,              NOVEMBER 30,              NOVEMBER 30,              NOVEMBER 30,
                                      1998                     1997                      1996                       1995*
                               -------------------      --------------------      --------------------      ---------------------
                               PREMIUM     SERVICE      PREMIUM      SERVICE      PREMIUM      SERVICE      PREMIUM       SERVICE
                                CLASS       CLASS        CLASS        CLASS        CLASS        CLASS        CLASS         CLASS
                                -----       -----        -----        -----        -----        -----        -----         -----
NET ASSET VALUE,
Beginning of the Period ......  $10.35     $10.36       $10.22       $10.22       $10.72       $10.72        $10.00        $10.00
                                ------     ------       ------       ------       ------       ------        ------        ------
Income from Investment
Operations:
   Net investment income .....   0.59       0.59         0.57         0.57         0.54         0.54          0.48          0.48
   Net realized and unrealized
     gains (losses) on
     investment transactions .   0.34       0.33         0.13         0.14        (0.12)       (0.12)         0.72          0.72
                                ------     ------       ------       ------       ------       ------        ------        ------
   Total income from
     investment operations ...   0.93       0.92         0.70         0.71         0.42         0.42          1.20          1.20
                                ------     ------       ------       ------       ------       ------        ------        ------
Less Dividends from:
   Net investment income .....  (0.59)     (0.59)       (0.57)       (0.57)       (0.54)       (0.54)        (0.48)        (0.48)
   Realized gains ............  (0.08)     (0.08)        --           --          (0.38)       (0.38)         --            --
                                ------     ------       ------       ------       ------       ------        ------        ------
   Total Distributions .......  (0.67)     (0.67)       (0.57)       (0.57)       (0.92)       (0.92)        (0.48)        (0.48)
                                ------     ------       ------       ------       ------       ------        ------        ------
Net change in net asset
   value per share ...........   0.26       0.25         0.13         0.14        (0.50)       (0.50)         0.72          0.72
                                ------     ------       ------       ------       ------       ------        ------        ------
NET ASSET VALUE, End of Period  $10.61     $10.61       $10.35       $10.36       $10.22       $10.22        $10.72        $10.72
                                ======     ======       ======       ======       ======       ======        ======        ======

Total Return (a) .............   9.27%      9.27%        7.20%        7.20%        4.25%        4.25%        12.28%        12.28%
Ratios/Supplemental Data:
Net Assets at the end of
   year (in thousands) .......  $  15    $38,803        $  13      $31,628        $  15      $27,768         $  14       $26,849
Ratios to average net assets:
   Expenses before waivers+ ..   0.90%      0.90%        1.17%        1.17%        1.22%        1.22%         1.22%**       1.22%**
   Expenses net of waivers ...   0.80%      0.80%        1.07%        1.07%        1.12%        1.12%         1.12%**       1.12%**
   Net investment income .....   5.63%      5.63%        5.61%        5.61%        5.07%        5.07%         5.59%**       5.59%**
Portfolio Turnover Rate (b) ..     93%        93%         210%         210%         160%         160%          297%          297%

---------------------------------------------------------------------------------------------------------------------------
  * Commencement of operations, February 1, 1995.
 ** Annualized.
  + During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                         See accompanying notes to financial statements.

IBJ FUNDS TRUST
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
                                                                    CORE EQUITY FUND
                               --------------------------------------------------------------------------------------------------
                                    FOR THE                  FOR THE                  FOR THE                    FOR THE
                                   YEAR ENDED               YEAR ENDED               YEAR ENDED                PERIOD ENDED
                                  NOVEMBER 30,              NOVEMBER 30,             NOVEMBER 30,              NOVEMBER 30,
                                      1998                     1997                     1996                       1995*
                               -------------------      --------------------      --------------------      ---------------------
                               PREMIUM     SERVICE      PREMIUM      SERVICE      PREMIUM      SERVICE      PREMIUM       SERVICE
                                CLASS       CLASS        CLASS        CLASS        CLASS        CLASS        CLASS         CLASS
                                -----       -----        -----        -----        -----        -----        -----         -----
NET ASSET VALUE,
Beginning of the Period ......  $16.68     $16.67       $15.37       $15.37       $12.97       $12.97        $10.00       $10.00
                                ------     ------       ------       ------       ------       ------        ------       ------
Income from Investment
Operations:
   Net investment income .....    0.07       0.07         0.35         0.35         0.14         0.14          0.13         0.13
   Net realized and unrealized
     gains on investment
     transactions ............    2.37       2.37         3.04         3.03         2.90         2.90          2.84         2.84
                                ------     ------       ------       ------       ------       ------        ------       ------
   Total income from
     investment operations ...    2.44       2.44         3.39         3.38         3.04         3.04          2.97         2.97
                                ------     ------       ------       ------       ------       ------        ------       ------
Less Distributions from:
   Net investment income .....   (0.05)     (0.05)       (0.31)       (0.31)       (0.19)       (0.19)         --           --
   In excess of net
     investment income .......    --         --          (0.24)       (0.24)        --           --            --           --
   Realized gains ............   (2.55)     (2.55)       (1.53)       (1.53)       (0.45)       (0.45)         --           --
                                ------     ------       ------       ------       ------       ------        ------       ------
   Total Distributions .......   (2.60)     (2.60)       (2.08)       (2.08)       (0.64)       (0.64)         --           --
                                ------     ------       ------       ------       ------       ------        ------       ------
Net change in net asset
   value per share ...........   (0.16)     (0.16)        1.31         1.30         2.40         2.40          2.97         2.97
                                ------     ------       ------       ------       ------       ------        ------       ------
NET ASSET VALUE, End of Period  $16.52     $16.51       $16.68       $16.67       $15.37       $15.37        $12.97       $12.97
                                ======     ======       ======       ======       ======       ======        ======       ======
Total Return (a) .............   17.87%     17.87%       24.68%       24.68%       24.61%       24.61%        29.70%       29.70%
Ratios/Supplemental Data:
Net Assets at the end of
   year (in thousands) ......   $   17   $124,485       $   15     $105,386       $   20      $93,640        $   16      $86,596
Ratios to average net assets:
   Expenses before waivers+ ..    1.04%      1.04%        0.99%        0.99%        0.99%        0.99%         1.09%**      1.09%**
   Expenses net of waivers ...    0.94%      0.94%        0.89%        0.89%        0.89%        0.89%         0.89%**      0.89%**
   Net investment income .....    0.32%      0.32%        0.74%        0.74%        0.93%        0.93%         1.30%**      1.29%**
Portfolio Turnover Rate (b) ..      92%        92%          44%          44%          27%          27%           37%          37%

----------------------------------------------------------------------------------------------------------------------------------
  * Commencement of operations, February 1, 1995.
 ** Annualized.
  + During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                         See accompanying notes to financial statements.

IBJ FUNDS TRUST
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
                                                                 BLENDED TOTAL RETURN FUND
                               --------------------------------------------------------------------------------------------------
                                    FOR THE                  FOR THE                  FOR THE                    FOR THE
                                   YEAR ENDED               YEAR ENDED               YEAR ENDED                PERIOD ENDED
                                  NOVEMBER 30,              NOVEMBER 30,             NOVEMBER 30,              NOVEMBER 30,
                                      1998                     1997                     1996                       1995*
                               -------------------      --------------------      --------------------      ---------------------
                               PREMIUM     SERVICE      PREMIUM      SERVICE      PREMIUM      SERVICE      PREMIUM       SERVICE
                                CLASS       CLASS        CLASS        CLASS        CLASS        CLASS        CLASS         CLASS
                                -----       -----        -----        -----        -----        -----        -----         -----
NET ASSET VALUE,
Beginning of the Period ......  $13.51     $13.51       $12.76       $12.76       $11.78       $11.79        $10.00       $10.00
                                ------     ------       ------       ------       ------       ------        ------       ------
Income from Investment
Operations:
   Net investment income .....    0.38       0.38         0.50         0.50         0.34         0.34          0.27         0.31
   Net realized and unrealized
     gains on investment
     transactions ............    1.41       1.41         1.27         1.27         1.26         1.26          1.79         1.79
                                ------     ------       ------       ------       ------       ------        ------       ------
   Total income from
     investment operations ...    1.79       1.79         1.77         1.77         1.60         1.60          2.06         2.10
                                ------     ------       ------       ------       ------       ------        ------       ------
Less Dividends from:
   Net investment income .....   (0.38)     (0.38)       (0.50)       (0.50)       (0.35)       (0.36)        (0.28)       (0.31)
   Realized gains ............   (2.02)     (2.02)       (0.52)       (0.52)       (0.27)       (0.27)         --           --
                                ------     ------       ------       ------       ------       ------        ------       ------
   Total Distributions .......   (2.40)     (2.40)       (1.02)       (1.02)       (0.62)       (0.63)        (0.28)       (0.31)
                                ------     ------       ------       ------       ------       ------        ------       ------
Net change in net asset
   value per share ...........   (0.61)     (0.61)        0.75         0.75         0.98         0.97          1.78         1.79
                                ------     ------       ------       ------       ------       ------        ------       ------
NET ASSET VALUE, End of Period  $12.90     $12.90       $13.51       $13.51       $12.76       $12.76        $11.78       $11.79
                                ======     ======       ======       ======       ======       ======        ======       ======
Total Return (a) .............   15.98%     15.98%       14.69%       14.69%       14.08%       14.08%        20.72%       20.82%
Ratios/Supplemental Data:
Net Assets at the end of
   year (in thousands) .......  $   16    $66,262       $   14      $61,867       $   17      $64,232        $   15      $50,583
Ratios to average net assets:
   Expenses before waivers+ ..    1.01%      1.01%        1.07%        1.07%        1.09%        1.09%         1.14%**      1.15%**
   Expenses net of waivers ...    0.91%      0.91%        0.97%        0.97%        0.99%        0.99%         1.04%**      1.05%**
   Net investment income .....    2.95%      2.95%        2.91%        2.91%        2.98%        2.98%         3.04%**      3.04%**
Portfolio Turnover Rate (b) ..      76%        76%         138%         138%          77%          77%           78%          78%

---------------------------------------------------------------------------------------------------------------------------
  * Commencement of operations, February 1, 1995.
 ** Annualized.
  + During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                         See accompanying notes to financial statements.

IBJ FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION. IBJ Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company and currently consists of four separate investment portfolios: IBJ Reserve Money Market Fund, IBJ Core Fixed Income Fund, IBJ Core Equity Fund and IBJ Blended Total Return Fund (individually, a "Fund", and collectively, the "Funds"), each with two classes of shares known as the Premium Class and the Service Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. The Premium Class may be subject to a 12b-1 fee of up to 0.35% of average daily net assets and a shareholder servicing fee of up to 0.50% of average daily net assets. Currently, the 12b-1 and shareholder servicing fees are not being charged. The Service Class will not be subject to such fees.

The investment objectives of the Reserve Money Market Fund ("Money Market Fund") are current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, U.S. dollar-denominated short-term obligations which are determined by the investment adviser to present minimal credit risks.

The investment objective of the Core Fixed Income Fund ("Fixed Income Fund") is to provide a high total return (appreciation plus current income) by investing at least 65% of its total assets in bonds such as U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements.

The objective of the Core Equity Fund ("Core Equity Fund") is to seek long-term capital appreciation through investment in a diversified portfolio of common stock (and securities convertible into common stock) of publicly traded, established companies.

The objective of the Blended Total Return Fund ("Blended Total Return Fund") is to provide investors with long-term capital appreciation and current income for high total return by investing in a balance of equities and debt securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         (a) Portfolio Valuations: The net asset value per share of the Funds is calculated as of 12:00 noon (Eastern time) for the Money Market Fund and as of 4:00 p.m. (Eastern time) for each of the non-money market funds. Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Money Market Fund uses the amortized cost method to value its portfolio securities, in accordance with Rule 2a-7 under the 1940 Act, as amended, and seeks to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

         (b) Securities Transactions and Related Income: The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis.

         (c) Expenses: The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Trust expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. The investment income and expense of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred. Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized on a straight-line basis over sixty months beginning with each Fund's commencement of operations. In the event any of the initial shares of any of the Funds are redeemed, the redemption proceeds will be reduced by the amount of any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

         (d) Dividends and Distributions to Shareholders: The Money Market and Fixed Income Funds' net investment income is declared daily and paid monthly. The Core Equity Fund's net investment income is declared and paid annually. The Blended Total Return Fund's net investment income is declared and paid quarterly. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryover, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividend and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. Permanent book/tax differences are primarily attributable to market discount, redesignation of distributions and paydowns.

         (e) Federal Income Taxes: It is the Funds' policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES. The Trust, on behalf of each Fund, has entered into investment advisory agreements (the "Advisory Agreements") with IBJ Schroder Bank & Trust Company (the "Advisor" or "IBJS"). Pursuant to the terms of the Advisory Agreements, the Advisor is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, at the annual rate of: 0.35% for the Money Market Fund; 0.50% for the Core Fixed Income Fund; 0.60% for the Core Equity Fund; and 0.60% for the Blended Total Return Fund. For the year ended November 30, 1998, the Advisor earned fees of $77,459, $182,051, $670,551 and $378,308 for the Money Market Fund, the Core Fixed Income Fund, the Core Equity Fund and the Blended Total Return Fund, respectively. The Advisor has voluntarily waived fees of $77,459, $38,173, $112,286 and $62,992 for the Money Market Fund, the Core Fixed Income Fund, the Core Equity Fund and the Blended Total Return Fund, respectively. IBJS also serves as custodian for all the Funds.

In September 1998, IBJS entered into a Co-Administration Services Contract with the Trust. Under this contract, IBJS performs supplemental administrative services, including (i) supervising the activities of First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, and the Funds' other service providers, (ii) serving as liason with the Trustees and (iii) providing general product management and oversight to the extent not provided by Investor Services Group. In consideration of IBJS's services under this contract, the Trust pays IBJS a monthly fee with respect to each Fund at an annual rate of 0.03% of the average daily value of the net assets of the Fund during the preceeding month.

Effective March 1, 1998, the Trust and Investor Services Group, became parties to an administration agreement under which Investor Services Group (Administrator) provides services for a fee, computed daily and paid monthly, at the annual rate of 0.15% of average daily net assets of each Fund up to $500 million; 0.10% of average daily net assets of each Fund in excess of $500 million up to $1 billion; 0.075% of average daily net assets of each Fund in excess of $1 billion. The services are subject to the supervision of the Trust's Board of Trustees and officers and include the day-to-day administration of matters related to the corporate existence of the Trust, maintenance of its records, preparation of reports, supervision of the Trust's arrangements with its custodian and assistance in the preparation of the Trust's registration statements under federal and state laws. Prior to March 1, 1998, BISYS Fund Services, Inc. provided these services for a monthly fee which was calculated on an annualized basis not to exceed 0.15% of the average daily net assets of the Trust.

In addition, Investor Services Group also provides certain fund accounting and related services. For these services, Investor Services Group is paid an annual fee of $35,000 per Fund plus $5,000 for each additional class of shares. Prior to March 1, 1998, BISYS Fund Services, Inc. provided these services to the Funds.

The Investor Services Group also serves as transfer agent for the Funds pursuant to a Transfer Agency and Services Agreement with the Trust effective March 1, 1998. The fee for this service is $20,000 per Fund plus reimbursement of certain out-of-pocket expenses. Prior to March 1, 1998, BISYS Fund Services, Inc. served as transfer agent for the Funds.

First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Investor Services Group and an indirect wholly-owned subsidiary of First Data Corporation, serves as the distributor of the Trust's shares. Prior to March 1, 1998, IBJ Funds Distributor, Inc. provided these services to the Funds.

The Trust has adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act, as amended, for the Premium Class of Shares of each Fund of the Trust. There were no fees or expenses charged to the Trust under the Plan. The Distributor serves as the exclusive distributor of the shares of each Fund pursuant to its Distribution Agreement with the Trust.

NOTE 4 -- TRUSTEE COMPENSATION. The Trust pays each unaffiliated Trustee or Director an annual fee of $5,000 ($7,000 for the Chairman of the Board), plus a fee of $500 for each Board of Trustees meeting and $500 for each Board committee meeting of the Trust. The Trust also reimburses expenses incurred by each unaffiliated Trustee or Director in attending such meetings. Trustees who are affiliated receive no compensation from the Trust.

NOTE 5 - SECURITIES TRANSACTIONS. For the year ended November 30, 1998, the cost of purchases and the proceeds from sales of the Funds' portfolio securities (excluding short-term investments), amounted to the following:

                                                                                   PURCHASES           SALES
                                                                                   ---------           -----
Core Fixed Income Fund ................................................         $   39,032,384      $ 32,793,302
Core Equity Fund ......................................................            100,420,739       111,459,659
Blended Total Return Fund .............................................             44,813,997        51,092,794

The aggregate gross unrealized appreciation and depreciation, net unrealized appreciation (depreciation) and cost for all securities as computed on a federal income tax basis, at November 30, 1998 for each Fund is as follows:

                                                                                    NET
                                           GROSS               GROSS            APPRECIATION/
                                        APPRECIATION       (DEPRECIATION)      (DEPRECIATION)           COST
                                        ------------       --------------      --------------           ----
Reserve Money Market Fund ........      $        --         $        --         $         --        $ 18,518,461
Core Fixed Income Fund ...........        1,575,098             (92,596)           1,482,502          36,519,963
Core Equity Fund .................       35,387,215          (2,641,408)          32,745,807          91,208,508
Blended Total Return Fund ........        9,167,630          (1,273,782)           7,893,848          58,014,708

NOTE 6 - CAPITAL SHARE TRANSACTIONS. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are as follows:

                                                                  RESERVE MONEY MARKET FUND
                                             --------------------------------------------------------------------
                                                        YEAR ENDED                        YEAR ENDED
                                                   NOVEMBER 30, 1998                   NOVEMBER 30, 1997
                                             -----------------------------    -----------------------------------
                                                SHARES           AMOUNT           SHARES               AMOUNT
                                                ------           ------           ------               ------
PREMIUM CLASS
Issued .................................             --       $         --              --          $         --
Reinvested .............................            737                737             576                   576
Redeemed ...............................             --                 --          (1,309)               (1,309)
                                            -----------       ------------     -----------          ------------
Net increase/(decrease) ................            737       $        737            (733)         $       (733)
                                            ===========       ============     ===========          ============
SERVICE CLASS
Issued .................................     36,424,340       $ 36,424,340      67,540,758          $ 67,540,758
Reinvested .............................      1,244,464          1,244,464       1,293,988             1,293,988
Redeemed ...............................    (44,868,289)       (44,868,289)    (77,317,955)          (77,317,955)
                                            -----------       ------------     -----------          ------------
Net decrease ...........................     (7,199,485)      $ (7,199,485)     (8,483,209)         $ (8,483,209)
                                            ===========       ============     ===========          ============

                                                                    CORE FIXED INCOME FUND
                                             --------------------------------------------------------------------
                                                        YEAR ENDED                         YEAR ENDED
                                                    NOVEMBER 30, 1998                   NOVEMBER 30, 1997
                                             -----------------------------    -----------------------------------
                                                SHARES           AMOUNT           SHARES               AMOUNT
                                                ------           ------           ------               ------
PREMIUM CLASS
Issued .................................             --       $         --               6          $         65
Reinvested .............................             91                984              60                   610
Redeemed ...............................             --                 --            (217)               (2,175)
                                            -----------       ------------     -----------          ------------
Net increase/(decrease) ................             91       $        984            (151)         $     (1,500)
                                            ===========       ============     ===========          ============
SERVICE CLASS
Issued .................................        865,700       $  9,118,310         761,972          $  7,685,718
Reinvested .............................        234,260          2,441,837         142,902             1,444,449
Redeemed ...............................       (498,022)        (5,306,620)       (567,761)           (5,723,282)
                                            -----------       ------------     -----------          ------------
Net increase ...........................        601,938       $  6,253,527         337,113          $  3,406,885
                                            ===========       ============     ===========          ============

                                                                           CORE EQUITY FUND
                                             --------------------------------------------------------------------
                                                        YEAR ENDED                         YEAR ENDED
                                                    NOVEMBER 30, 1998                   NOVEMBER 30, 1997
                                             -----------------------------    -----------------------------------
                                                SHARES           AMOUNT           SHARES               AMOUNT
                                                ------           ------           ------               ------
PREMIUM CLASS
Issued .................................             --       $         --              --          $         --
Reinvested .............................            182              2,884             163                 2,268
Redeemed ...............................             --                 --            (606)               (8,910)
                                            -----------       ------------     -----------          ------------
Net increase/(decrease) ................            182       $      2,884            (443)         $     (6,642)
                                            ===========       ============     ===========          ============
SERVICE CLASS
Issued .................................      1,473,105       $ 22,769,953       1,466,620          $ 21,842,264
Reinvested .............................      1,293,470         18,597,850         775,133            10,888,578
Redeemed ...............................     (1,548,197)       (24,571,996)     (2,013,025)          (30,384,062)
                                            -----------       ------------     -----------          ------------
Net increase ...........................      1,218,378       $ 16,795,807         228,728          $  2,346,780
                                            ===========       ============     ===========          ============

                                                                    BLENDED TOTAL RETURN FUND
                                             --------------------------------------------------------------------
                                                        YEAR ENDED                          YEAR ENDED
                                                    NOVEMBER 30, 1998                   NOVEMBER 30, 1997
                                             -----------------------------    -----------------------------------
                                                SHARES           AMOUNT           SHARES               AMOUNT
                                                ------           ------           ------               ------
PREMIUM CLASS
Issued .................................             --       $         --              --          $        --
Reinvested .............................            228              2,656              91
                                                                                                           1,139
Redeemed ...............................           --                 --              (417)               (5,226)
                                             ----------       ------------      ----------          ------------
Net increase/(decrease) ................            228       $      2,656            (326)         $     (4,087)
                                            ===========       ============     ===========          ============
SERVICE CLASS
Issued .................................        539,674       $  6,727,596         576,525          $  7,315,837
Reinvested .............................      1,001,007         11,662,505         367,212             4,586,875
Redeemed ...............................       (982,001)       (12,122,879)     (1,398,339)          (17,970,685)
                                            -----------       ------------     -----------          ------------
Net increase/(decrease) ................        558,680       $  6,267,222        (454,602)         $ (6,067,973)
                                            ===========       ============     ===========          ============

NOTE 7 -- CAPITAL LOSS CARRYOVERS AND POST OCTOBER LOSSES. At November 30, 1998, the Money Market Fund had the following capital loss carryovers:

                                     CAPITAL LOSS           EXPIRATION
                                      CARRYOVER                DATE
                                     ------------           ----------
Money Market Fund                     $    2,781               2003
                                           4,512               2004
                                           1,260               2005
                                             247               2006
                                      -----------
                                      $     8,800
                                      ===========

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. As of November 30, 1998, the Core Fixed Income Fund incurred and elected to defer $21,807.

NOTE 8 -- SUBSEQUENT EVENT Effective January 1, 1999, IBJ Schroder Bank & Trust Company, the Investment Adviser, will change its name to IBJ Whitehall Bank & Trust Company ("IBJW"). IBJW is a wholly owned subsidiary of The Industrial Bank of Japan, Limited.

NOTE 9 - FEDERAL INCOME TAX INFORMATION (UNAUDITED) During the year ended November 30, 1998, the following Funds declared long-term capital distributions in the following amounts:

Core Equity Fund .........................................     $ 10,945,952
Blended Total Return Fund ................................        7,000,935

For corporate shareholders, 19.18% and 11.04% of the total ordinary income distributions paid during the fiscal year ended November 30, 1998 for the Core Equity and Blended Total Return Fund, respectively, qualifies for the corporate dividends received deduction.

NOTE 10 -- YEAR 2000 (UNAUDITED) The Funds could be adversely affected if the computer systems used by the Investment Advisor and the Fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Investment Advisor is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the Fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the Fund's investments and its share price.

NOTE 11 -- CHANGE OF INDEPENDENT ACCOUNTANT (UNAUDITED) During the fiscal year the Board of Trustees of the Funds approved a change of the Funds Independent Accountants to Ernst & Young LLP.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Trustees
IBJ Funds Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of IBJ Funds Trust (comprising, respectively, the IBJ Reserve Money Market Fund, IBJ Core Fixed Income Fund, IBJ Core Equity Fund, and IBJ Blended Total Return Fund, collectively, the "Trust") as of November 30, 1998, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets of the Trust for the year ended November 30, 1997 and the financial highlights for the two years ended November 30, 1997 and 1996 and for the period February 1, 1995 (commencement of operations) to November 30, 1995, were audited by other auditors whose report dated January 19, 1998, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of November 30, 1998 and confirmation of securities not held by the custodian by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds comprising IBJ Funds Trust at November 30, 1998, the results of their operations, changes in their net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

                                   /s/ Ernst & Young LLP


New York, New York
January 6, 1999

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












                       This page left blank intentionally.

IBJ FUNDS TRUST

BOARD OF TRUSTEES

George H. Stewart                                           Stephen V.R. Goodhue
     Chairman                                                   Trustee

Edward F. Ryan                                              Robert H. Dunker
     Trustee                                                    Trustee

--------------------------------------------------------------------------------



OFFICERS

Jylanne M. Dunne
     President

William J. Greilich
     Vice President

Brian R. Curran
     Treasurer

Joseph J. Wencus
     Assistant Treasurer

Linda J. Hoard
     Secretary

Therese Hogan
     Assistant Secretary

Elizabeth A. Russell
     Assistant Secretary

IBJ FUNDS TRUST

Investment Advisor
------------------
IBJ Schroder Bank & Trust Company
One State Street
New York, New York 10004

Administrator
-------------
First Data Investor Services Group, Inc.
4400 Computer Drive
Westborough, MA 01581

Distributor
-----------
First Data Distributors, Inc.
4400 Computer Drive
Westborough, MA 01581

Custodian
---------
IBJ Schroder Bank & Trust Company
One State Street
New York, NY 10004

Counsel
-------
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Sixth Avenue
New York, New York 10019

Independent Accountants
-----------------------
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

This report is for the information of the shareholders of IBJ Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.


                                 ---------------
                                 IBJ FUNDS TRUST
                                 ---------------

                          IBJ RESERVE MONEY MARKET FUND
                           IBJ CORE FIXED INCOME FUND
                              IBJ CORE EQUITY FUND
                          IBJ BLENDED TOTAL RETURN FUND

                                  ANNUAL REPORT

                                -----------------
                                NOVEMBER 30, 1998
                                -----------------

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.